Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Leases [Abstract]
Schedule of Total Right-of-Use Assets and Lease Liabilities

The following table represents the movement of total right-of-use assts and lease liabilities.

	For The Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Operating lease right-of-use assets
Balance at beginning of the period	$-	$88,055
Less: Accumulated amortization	-	(45,414)
Foreign exchange difference	-	(3,183)
Balance at end of the period	$-	$39,458

	For The Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Finance lease right-of-use assets
Balance at beginning of the period	$-	$461,629
Less: Accumulated amortization	-	(8,177)
Less: Exercised purchase option	-	(436,765)
Foreign exchange difference	-	(16,687)
Balance at end of the period	$-	$-
	For The Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Operating lease liabilities
Balance at beginning of the period	$-	$88,055
Less: Principal payments under operating lease obligations	-	(43,195)
Impact of VAT	-	1,348
Foreign exchange difference	-	(3,183)
Balance at end of the period	$-	$43,025

	For The Six Months Ended June 30,
	2024	2023
	(Unaudited)	(Unaudited)
Finance lease liabilities
Balance at beginning of the period	$-	$12,510
Less: Principal payments under financing lease obligations	-	(12,700)
Interest expense on finance lease	-	121
Foreign exchange difference	-	69
Balance at end of the period	$-	$-

Schedule of Total Right-of-Use Assets and Lease Liabilities

The following table represents the movement of total right-of-use assets and lease liabilities.

	As of December 31,
Operating lease right-of-use assets	2023	2022
Balance at beginning of the year	$88,055	$4,559
Current year addition	-	165,929
Less: Accumulated amortization	(86,587)	(82,048)
Foreign exchange difference	(1,468)	(385)
Balance at end of the year	$-	$88,055

Finance lease right-of-use assets	As of December 31, 2023	As of December 31, 2022
Balance at beginning of the year	$461,629	$561,470
Current year addition	-	-
Less: Accumulated amortization	(8,343)	(52,365)
Less: Exercised purchase option	(445,589)	-
Foreign exchange difference	(7,697)	(47,476)
Balance at end of the year	$-	$461,629

Schedule of Converted the Right-of-Use Asset into Fixed Assets Based on their Net Value	After the end of the lease term, the Company converted the right-of-use asset into fixed assets based on their net value.
	As of December 31,
Operating lease liabilities	2023	2022
Balance at beginning of the year	$88,055	$-
Current year addition	-	165,929
Less: Principal payments under operating lease obligations	(88,136)	(82,161)
Impact of VAT	1,549	4,287
Foreign exchange difference	(1,468)	-
Balance at end of the year	$-	$88,055
Finance lease liabilities	As of December 31, 2023	As of December 31, 2022
Balance at beginning of the year	$12,510	$241,335
Current year addition	-	-
Less: Principal payments under financing lease obligations	(12,425)	(222,482)
Interest expense on finance lease	124	14,063
Foreign exchange difference	(209)	(20,406)
Balance at end of the year	$-	$12,510

Schedule of Operating and Finance Right-of-Use Assets and Lease Liabilities

The following table represents the operating and finance right-of-use assets and lease liabilities as of the periods indicated.

	As of December 31,
	2023	2022
Leases
Assets
Operating lease right-of-use assets, net	$-	$88,055
Finance lease right-of-use assets, net	-	461,629
Total lease right-of-use assets	$-	$549,684

Liabilities
Current
Operating lease liabilities	$-	$88,056
Finance lease liabilities	-	12,509
Noncurrent
Operating lease liabilities	-	-
Finance lease liabilities	-	-
Total lease liabilities	$-	$100,565

Schedule of Weighted-Average Remaining Lease Term and the Weighted-Average Discount Rate of Leases

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	December 31, 2023	December 31, 2022
Weighted-average remaining operating lease term	-	1 year

Weighted-average operating discount rate	-	4.75%

Weighted-average remaining financing lease term	-	0 year

Weighted-average financing discount rate	-	1.04% per month